EARNINGS (LOSS) PER SHARE - Schedule of Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	20,469	11,328	21,096	15,710	15,902	12,394	29,131
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	55	55	199	199	199	2,247	22,895
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	16,182	11,273	16,202	15,511	15,703	10,147	6,236
RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	4,232	0	4,695	0
PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	8,063	0	8,063	0